Assumptions Used in Determining Benefit Obligation (Detail) - Foreign Postretirement Benefit Plan	Dec. 31, 2015	Dec. 31, 2014
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	3.60%
Rate of compensation increase	3.70%	3.60%
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.95%
Rate of compensation increase	2.00%